UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: February 29, 2016

Date of reporting period: November 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB All Market Growth Portfolio

Consolidated Portfolio of Investments

November 30, 2015 (unaudited)

	Principal Amount (000)			U.S. $ Value
INFLATION-LINKED SECURITIES - 23.1%
United States - 23.1%
U.S. Treasury Inflation Index 0.125%, 4/15/19-7/15/22 (TIPS)	U.S. $	2,035		$2,009,552
0.625%, 7/15/21 (TIPS)(a)		611		620,126
1.125%, 1/15/21 (TIPS)(a)		411		426,820
1.25%, 7/15/20 (TIPS)		226		236,215
1.375%, 1/15/20 (TIPS)		101		105,800
1.875%, 7/15/19 (TIPS)		288		306,312
2.125%, 1/15/19 (TIPS)		60		63,599

Total Inflation-Linked Securities (cost $3,799,737)				3,768,424

	Shares
INVESTMENT COMPANIES - 2.7%
Funds and Investment Trusts - 2.7%
iShares Core MSCI Emerging Markets ETF JDR (cost $444,902)		10,775		445,762

SHORT-TERM INVESTMENTS - 67.5%
Investment Companies - 67.4%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.16%(b) (c) (cost $10,987,083)		10,987,083		10,987,083

	Principal Amount (000)
TIME DEPOSITS - 0.1%
BBH, Grand Cayman
(0.222)%, 12/01/15	EUR	1		1,555
0.005%, 12/01/15	HKD	0	*	0
0.005%, 12/01/15	JPY	620		5,038
0.05%, 12/01/15	CAD	0	*	0^
5.12%, 12/01/15	ZAR	0	*	0^

Total Time Deposits (cost $6,617)				6,593

Total Short-Term Investments (cost $10,993,700)				10,993,676

Total Investments - 93.3% (cost $15,238,339)(d)				15,207,862
Other assets less liabilities - 6.7%				1,087,038

Net Assets - 100.0%				$16,294,900

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	15	December 2015	$1,383,047	$1,375,988	$(7,059)
Cocoa Futures	1	March 2016	32,680	33,390	710
Corn Futures	6	March 2016	110,400	111,675	1,275
Cotton No.2 Futures	1	March 2016	31,150	31,320	170
EURO STOXX 50 Futures	42	December 2015	1,491,694	1,552,731	61,037
Euro-Bund Futures	30	December 2015	4,969,588	5,017,873	48,285
Gas Oil Futures	3	January 2016	139,025	127,800	(11,225)
Gasoline Rbob Futures	4	January 2016	229,346	220,282	(9,064)
Gold Futures	2	February 2016	226,920	213,060	(13,860)
Heating Oil Futures	1	December 2015	64,226	56,876	(7,350)
Long Gilt Futures	9	March 2016	1,590,351	1,595,818	5,467
Mini 10 Yr JGB Futures	25	December 2015	3,014,915	3,015,435	520
Natural Gas Futures	6	December 2015	151,130	134,100	(17,030)
Platinum Futures	1	January 2016	48,747	41,645	(7,102)
Russell 2000 Mini Futures	1	December 2015	116,400	119,590	3,190
S&P 500 E-Mini Futures	29	December 2015	2,992,324	3,015,710	23,386
S&P Mid 400 E-Mini Futures	2	December 2015	283,535	292,020	8,485
Silver Futures	1	March 2016	77,400	70,430	(6,970)
Soybean Futures	4	January 2016	179,450	176,200	(3,250)
Soybean Meal Futures	6	March 2016	180,983	172,500	(8,483)
Sugar #11 Futures	13	February 2016	216,984	217,381	397
TOPIX Index Futures	8	December 2015	999,777	1,028,249	28,472
U.S. T-Note 10 Yr (CBT) Futures	21	March 2016	2,649,938	2,655,188	5,250
U.S. T-Note 2 Yr (CBT) Futures	3	March 2016	652,594	652,641	47
U.S. T-Note 5 Yr (CBT) Futures	20	March 2016	2,372,031	2,373,594	1,563
Wheat Futures (CBT)	4	March 2016	104,750	95,100	(9,650)

					$87,211

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	81	USD	56	12/15/15	$(2,163)
Brown Brothers Harriman & Co.	CAD	63	USD	48	12/15/15	851
Brown Brothers Harriman & Co.	CHF	24	USD	24	12/15/15	301
Brown Brothers Harriman & Co.	EUR	305	USD	342	12/15/15	19,771
Brown Brothers Harriman & Co.	GBP	155	USD	234	12/15/15	671
Brown Brothers Harriman & Co.	JPY	33,533	USD	277	12/15/15	4,551
Brown Brothers Harriman & Co.	NOK	98	USD	11	12/15/15	66

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	34	AUD	48	12/15/15	$565
Brown Brothers Harriman & Co.	USD	47	CAD	63	12/15/15	(211)
Brown Brothers Harriman & Co.	USD	184	CHF	179	12/15/15	(9,677)
Brown Brothers Harriman & Co.	USD	859	EUR	765	12/15/15	(50,582)
Brown Brothers Harriman & Co.	USD	177	GBP	116	12/15/15	(3,379)
Brown Brothers Harriman & Co.	USD	474	JPY	56,692	12/15/15	(13,094)
Brown Brothers Harriman & Co.	USD	12	NOK	98	12/15/15	(599)
Brown Brothers Harriman & Co.	USD	49	SEK	409	12/15/15	(1,725)
Brown Brothers Harriman & Co.	EUR	169	USD	181	3/18/16	2,122
Brown Brothers Harriman & Co.	GBP	158	USD	239	3/18/16	530
Brown Brothers Harriman & Co.	USD	59	CAD	78	3/18/16	(259)
Brown Brothers Harriman & Co.	USD	59	CHF	60	3/18/16	(521)
Brown Brothers Harriman & Co.	USD	381	EUR	354	3/18/16	(6,379)
Brown Brothers Harriman & Co.	USD	161	GBP	105	3/18/16	(2,734)
Brown Brothers Harriman & Co.	USD	274	JPY	33,531	3/18/16	(392)
Brown Brothers Harriman & Co.	USD	26	SEK	226	3/18/16	(36)
Deutsche Bank AG	JPY	21,780	USD	178	12/15/15	741
HSBC BankUSA	GBP	108	USD	164	12/15/15	1,610
JPMorgan Chase Bank, NA	USD	381	JPY	46,086	12/15/15	(6,585)
Royal Bank of Scotland PLC	EUR	230	USD	262	12/15/15	19,038
UBS AG	EUR	230	USD	253	12/15/15	10,205
UBS AG	USD	226	GBP	147	12/15/15	(4,532)
UBS AG	USD	276	EUR	257	3/18/16	(3,441)
UBS AG	USD	392	GBP	256	3/18/16	(6,065)

						$(51,352)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets Inc./(INTRCONX )
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	1.00%	0.69%	$350	$4,471	$917
Morgan Stanley & Co. LLC/(INTRCONX )
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.50	670	20,752	8,630
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.50	110	3,407	1,761
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.50	450	13,937	3,842
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.50	362	11,213	2,565

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00%	0.84%		$140	$1,335	$368
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.84		160	1,526	334
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.84		140	1,335	233
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.84		260	2,479	455
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.84		180	1,717	203
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.84		210	2,002	295
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.84		160	1,526	118
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.84		500	4,768	367
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.84		610	5,816	(411)
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.81		240	2,489	(1,155)
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	5.00	3.12	EUR	130	11,903	(102)
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	5.00	2.89		130	14,484	3,516
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	5.00	2.89		100	11,141	1,594
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	5.00	2.89		60	6,685	661
iTraxx Europe Series 24, 5 Year Index, 12/20/20*	1.00	0.70		270	4,869	1,813
iTraxx Europe Series 24, 5 Year Index, 12/20/20*	1.00	0.70		110	1,984	647
iTraxx Europe Series 24, 5 Year Index, 12/20/20*	1.00	0.70		140	2,524	446
iTraxx Europe Series 24, 5 Year Index, 12/20/20*	1.00	0.70		90	1,623	320
iTraxx Europe Series 24, 5 Year Index, 12/20/20*	1.00	0.70		120	2,164	335
iTraxx Europe Series 24, 5 Year Index, 12/20/20*	1.00	0.70		170	3,065	428
iTraxx Europe Series 24, 5 Year Index, 12/20/20*	1.00	0.70		920	16,591	1,767

					$155,806	$29,947

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$110	11/12/25	2.1625%	CPI	#	$463
Deutsche Bank AG	700	10/07/25	2.155%	CPI	#	2,796
Deutsche Bank AG	160	10/27/25	2.1075%	CPI	#	1,032
Deutsche Bank AG	220	11/11/25	2.155%	CPI	#	1,010
Deutsche Bank AG	350	11/17/25	2.165%	CPI	#	1,461
Goldman Sachs International	440	11/16/25	2.1575%	CPI	#	2,004

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$440	10/06/25	2.05%	CPI	#	$3,839

						$12,605

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
UBS AG
Russell 2000 Index	38	LIBOR minus 0.70%	$211	10/17/16	$6,734

*	Principal amount less than 500.
^	Less than $0.50.
(a)	Position, or a portion thereof, has been segregated to collateralize exchange-traded derivatives outstanding.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $860 and gross unrealized depreciation of investments was $(31,337), resulting in net unrealized depreciation of $(30,477).

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ASX	-	Australian Stock Exchange
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
INTRCONX	-	Inter-Continental Exchange
JDR	-	Japanese Deposit Receipt
JGB	-	Japanese Government Bond
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index

AB All Market Growth Portfolio

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$445,762		$	– 0	–	$	– 0	–	$445,762
Inflation-Linked Securities	– 0	–		3,768,424			– 0	–	3,768,424
Short-Term Investments:
Investment Companies	10,987,083			– 0	–		– 0	–	10,987,083
Time Deposits	– 0	–		6,593			– 0	–	6,593

Total Investments in Securities	11,432,845			3,775,017			– 0	–	15,207,862
Other Financial Instruments*:
Assets
Futures	98,745			89,509			– 0	–	188,254
Forward Currency Exchange Contracts	– 0	–		61,022			– 0	–	61,022
Centrally Cleared Credit Default Swaps	– 0	–		31,615			– 0	–	31,615
Inflation (CPI) Swaps	– 0	–		12,605			– 0	–	12,605
Total Return Swaps	– 0	–		6,734			– 0	–	6,734
Liabilities
Futures	(101,043)			– 0	–		– 0	–	(101,043)
Forward Currency Exchange Contracts	– 0	–		(112,374)			– 0	–	(112,374)
Centrally Cleared Credit Default Swaps	– 0	–		(1,668)			– 0	–	(1,668)

Total^	$11,430,547			$3,862,460		$	– 0	–	$15,293,007

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including Pricing Policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the Pricing Policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the Pricing Policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the Pricing Policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, process at vendors, 2) daily and monthly multi-source pricing compares, reviewed and submitted to the Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 20, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 20, 2016